Significant Accounting Policies (Details) - Schedule of Disaggregation Information of Revenue by Service Type - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 18,413,292	$ 16,942,522
Percentage of Total Revenue		100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 5,988,087	$ 5,377,474
Percentage of Total Revenue		32.50%	31.80%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 1,961,464	$ 2,135,199
Percentage of Total Revenue		10.70%	12.60%
ATM Management [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 3,895,708	$ 4,731,015
Percentage of Total Revenue		21.20%	27.90%
Cash Processing (CPC) [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 1,613,933	$ 1,410,902
Percentage of Total Revenue		8.80%	8.30%
Cash Center Operations (CCT) [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 958,760	$ 1,202,214
Percentage of Total Revenue		5.20%	7.10%
Consolidate Cash Center (CCC) [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 395,105	$ 225,513
Percentage of Total Revenue		2.10%	1.30%
Cheque Center Service (CDC) [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total			$ 4,729
Percentage of Total Revenue			0.05%
Others [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total	[1]	$ 4,332	$ 4,399
Percentage of Total Revenue	[1]	0.02%	0.05%
Cash Deposit Management Solutions (GDM) [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 1,125,767	$ 869,102
Percentage of Total Revenue		6.10%	5.10%
Robotic AI solutions [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 440,229	$ 719,041
Percentage of Total Revenue		2.40%	4.20%
Information security [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 407,689	$ 262,934
Percentage of Total Revenue		2.20%	1.60%
General security solutions [Member]
Disclosure of Significant Accounting Policies [Abstract]
Total		$ 1,622,218
Percentage of Total Revenue		8.80%

[1]	Others include primarily revenue from express cash and coin processing services.